Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total Revenue	$ 12,834	$ 4,418
Mobility Revenues [Member]
Total Revenue	9,907	4,208
Pay Per Ride [Member]
Total Revenue	7,793	3,354
Mobility Subscriptions [Member]
Total Revenue	1,450	419
Partnerships Fees [Member]
Total Revenue	664	435
Media Revenues [Member]
Total Revenue	2,770
Commercialization Of Media Rights [Member]
Total Revenue	1,961
Advertising Fees [Member]
Total Revenue	502
Live Subscription [Member]
Total Revenue	307
Other Revenues [Member]
Total Revenue	$ 156	$ 210